Note 16 - Financial Instruments - Fair Values and Risk Management	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
Note 16.	Financial Instruments – Fair Values and Risk Management

The following table shows the carrying amounts of financial assets and financial liabilities.

	As of December 31,
[US$ thousands]	2021	2022
Financial assets at amortized cost:
Receivables from sale of investments (Note 13)	-	56,374
Trade receivables (Note 13)	43,864	57,923
Other receivables (Note 13) (1)	20,518	18,993
Total financial assets at amortized cost	64,382	133,290
Financial assets at fair value through profit or loss:
Receivables from sale of investments (Note 13)	-	76,278
Unlisted preferred and ordinary shares (Note 12) (2)	168,965	86,997
Listed equity securities (Note 3) (3)	78,135	66,250
Total financial assets at fair value through profit or loss	247,100	229,525
Total financial assets	311,482	362,815
Financial liabilities at amortized cost:
Lease liabilities and other loans (Note 14)	13,508	7,835
Trade and other payables (Note 15)	38,378	46,937
Other financial liabilities	19,148	12,220
Total financial liabilities at amortized cost	71,409	66,992
Total financial liabilities	71,409	66,992
(1)	In the Statement of Financial Position, other non-current receivables are presented as part of non-current investments and financial assets while other current receivables are presented separately.
(2)	As of December 31, 2022, Opera held investments in ordinary and preferred shares in OPay with a total carrying amount of US$86.1 million and ordinary shares in Fjord Bank with a carrying amount of US$0.9 million. As of December 31, 2021, these investments had a carrying amount of US$84.6 million and US$0.9 million, respectively. During 2022, Opera sold its preferred shares in Star X, which had a carrying amount of US$83.5 million as of December 31, 2021. In the Statement of Financial Position, the shares in OPay are classified as held for sale while the investment in Fjord Bank is presented as part of non-current investments and financial assets. See Note 12 for more information.
(3)	Investments in listed equity securities are presented as marketable securities in the Statement of Financial Position.

Fair Values of Financial Instruments

The fair values of cash and cash equivalents, trade and other receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For lease liabilities and other loans, the differences between the carrying amounts and fair values are not material.

Fair values of listed equity securities were determined by reference to published price quotations in active markets. As such, the fair value measurement of marketable securities held as of December 31, 2021, and 2022, was classified as a level 1 measurement in the fair value hierarchy.

Note 12 provides details on the fair value measurement of ordinary and preferred shares in OPay, preferred shares in Star X and ordinary shares in Fjord Bank, while Note 13 provides details on the fair value measurement of the receivables from the sales of Nanobank and Star X.

Financial Risk Management - Overview

The financial assets and financial liabilities held by Opera create exposure to market risk, liquidity risk and credit risk. The management team seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The board of directors, together with senior management, is involved in the risk assessment process. Opera has not utilized derivatives for hedging purposes.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Opera is exposed to three types of market risk: interest rate risk, foreign currency risk and price risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Opera’s exposure to interest risk is limited because financial liabilities have fixed interest rates and future interest payments on these will thus not fluctuate. Opera expects to settle all financial liabilities at maturity, meaning changes in market interest rates will only impact their fair value temporarily. Financial assets are not interest-bearing, except for deposits with banks and financial institutions and the receivable due from the sale of Star X.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Opera is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and payables are denominated and the respective functional currencies of Group companies. Most of the revenue is denominated in U.S. dollars and Euro, while operating expenses are incurred in a wider specter of currencies, including the Norwegian krone, Chinese renminbi, Polish zloty, Swedish krona, British pound, and the Euro. The functional currency of revenue-generating entities in the Group is primarily the U.S. dollar. Management is closely monitoring Opera’s exposure to foreign currency risk and seeks to minimize its exposure to such risk. Opera’s exposure to foreign currency risk related to cash is limited.

In addition to transactional foreign currency risk, Opera is exposed to foreign currency translation risk arising from financial and non-financial items held by subsidiaries with functional currencies that are different from U.S. dollars, which is the presentation currency for the consolidated financial statements. Opera seeks to minimize this risk by limiting funding of subsidiaries to near-term cash needs.

Price Risk

In addition to the price risk related to Opera’s investments in listed equity instruments, as outlined in Note 3, Opera was also exposed to price risk from its investments in ordinary and preferred shares in OPay and ordinary shares in Fjord Bank, all of which are unlisted and measured at fair value through profit or loss. The nature of the investments and the underlying businesses entail uncertainties about the future values of the shares. This price risk is monitored by Opera’s senior management on a regular basis by reviewing the financial performance and position of the investees, and their forecasts for future performance. Note 12 contains additional details on the fair values of these shares, including sensitivity analysis.

Liquidity Risk

Liquidity risk is the risk that Opera will encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The senior management of Opera is monitoring the exposure to liquidity risk and has adopted a centralized cash pooling process, which enables Opera to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary level. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations. Opera’s goal is to have a strong liquidity position in terms of available cash and cash equivalents, and short-term investments.

In 2022, Opera's liquidity risk was low because of the relatively strong liquidity position and Opera’s low debt-to-equity ratio. The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

As of December 31, 2021 [US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 14)	-	1,944	-	1,944
Interest-bearing loans, including interest (Note 14)	-	160	-	160
Other non-current liabilities	-	-	23	23
Current:
Trade and other payables (Note 15)	38,378	-	-	38,378
Lease liabilities (Note 14)	3,482	-	-	3,482
Interest-bearing loans, including interest (Note 14)	7,793	-	-	7,793
Other current liabilities (Note 15)	19,125	-	-	19,125
Total financial liabilities, including interest	68,778	2,104	23	70,905

As of December 31, 2022 [US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 14)	-	2,228	2,973	5,201
Interest-bearing loans, including interest (Note 14)	-	-	-	-
Other non-current liabilities	-	-	68	68
Current:
Trade and other payables (Note 15)	46,937	-	-	46,937
Lease liabilities (Note 14)	3,084	-	-	3,084
Interest-bearing loans, including interest (Note 14)	146	-	-	146
Other current liabilities (Note 15)	12,152	-	-	12,152
Total financial liabilities, including interest	62,319	2,228	3,041	67,588

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss for Opera. Opera’s exposure to credit risk primarily arises from trade and other receivables, including receivables from sale of investments, deposits of cash with banks and financial institutions, and from the investment in preferred shares in OPay.

Credit risk is managed on a group basis. Deposits of cash are only made with banks and financial institutions that are considered solvent, resulting in management considering its exposure to credit risk for cash being low. For trade receivables due from customers, the exposure to credit risk is limited by Opera having established maximum payment periods in the range of 30 to 90 days after invoices being issued. Management is continuously monitoring the exposure to credit risk from outstanding trade receivables and is managing this risk as part of the management of business risk. Additional details on trade receivables, including maturity analysis and provision for expected credit losses are provided in Note 13.

In 2022, Opera sold its shares in Nanobank and Star X, with a significant portion of the transaction prices being payable in future periods. The credit risk related to these receivables is discussed in Note 13.

The investment in preferred shares in OPay gives rise to credit risk due to the redemption rights granted to Opera and other holders of preferred shares. The redemption rights entail that if certain defined events occur, such as the failure to complete an IPO within a certain period or material breaches of contractual obligations, Opera (and other investors) can demand repayment of the invested amount plus a return on that investment at a simple annual interest rate of 8%. Holders of preferred shares in OPay will incur credit losses if OPay is unable to honor its potential future redemption obligation. Opera’s management assessed this specific contingent credit risk to be low based the financial position of OPay. The preferred shares are monitored for credit deterioration. Note 12 provides additional details on the preferred shares.